UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NSL

Nuveen Senior Income Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 152.6% (91.8% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 132.7% (79.9% of Total Investments) (4)

	Aerospace & Defense – 3.1% (1.9% of Total Investments)

$4,160	Sequa Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	B–	$4,208,951
1,432	Sequa Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC	1,459,040
496	Transdigm, Inc., Extend Term Loan F	3.993%	6/07/23	Ba2	496,095
1,962	Transdigm, Inc., Term Loan E, First Lien	4.044%	5/14/22	Ba2	1,963,149
324	Transdigm, Inc., Tranche C Term Loan, (WI/DD)	TBD	TBD	Ba2	325,207
8,374	Total Aerospace & Defense				8,452,442

	Air Freight & Logistics – 0.9% (0.5% of Total Investments)

443	Americold Realty Operating Partnership, Term Loan B, (DD1)	4.750%	12/01/22	BB	448,525
883	PAE Holding Corporation, Term Loan B, (DD1)	6.500%	10/20/22	B+	889,469
1,083	XPO Logistics, Inc., Refinanced Term Loan	3.405%	11/01/21	Ba1	1,091,052
2,409	Total Air Freight & Logistics				2,429,046

	Airlines – 2.4% (1.4% of Total Investments)

1,448	American Airlines, Inc., Replacement Term Loan	2.993%	6/27/20	BB+	1,450,530
2,922	American Airlines, Inc., Term Loan B	3.494%	12/14/23	BB+	2,929,781
1,960	American Airlines, Inc., Term Loan B, First Lien	3.490%	10/08/21	BB+	1,966,248
6,330	Total Airlines				6,346,559

	Auto Components – 0.2% (0.1% of Total Investments)

430	Horizon Global Corporation, Term Loan B	5.500%	6/30/21	B+	432,417

	Automobiles – 2.1% (1.3% of Total Investments)

1,430	Chrysler Group LLC, Term Loan	2.990%	12/31/18	BBB–	1,439,728
3,546	Formula One Group, Term Loan B	4.568%	2/01/24	B	3,555,255
700	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	707,000
5,676	Total Automobiles				5,701,983

	Building Products – 0.7% (0.5% of Total Investments)

1,995	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.243%	11/15/23	BB–	2,012,041

	Capital Markets – 0.6% (0.3% of Total Investments)

500	Helix Generation, Term Loan B, (WI/DD)	TBD	TBD	BB	506,375
1,000	RPI Finance Trust, Term Loan B6	3.153%	3/16/23	BBB–	1,005,156
1,500	Total Capital Markets				1,511,531

	Chemicals – 1.8% (1.1% of Total Investments)

743	OM Group, Inc., Term Loan B, First Lien	6.147%	2/21/24	B	753,638
329	Ineos US Finance LLC, New 2022 Dollar Term Loan	3.743%	3/31/22	Ba2	331,732
367	Ineos US Finance LLC, New 2024 Dollar Term Loan	3.743%	4/01/24	Ba2	370,097
1,595	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	1,610,918
1,647	Univar, Inc., Term Loan B, (DD1)	3.743%	7/01/22	BB–	1,653,550
4,681	Total Chemicals				4,719,935

	Commercial Services & Supplies – 4.1% (2.5% of Total Investments)

189	Acosta, Inc., Term Loan B	4.250%	9/26/21	B	176,163
130	Education Management LLC, Tranche A, Term Loan, (5)	5.655%	7/02/20	N/R	63,966
248	Education Management LLC, Tranche B, Term Loan, (5)	8.655%	7/02/20	N/R	6,609
748	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.147%	10/19/23	B2	755,918
2,255	iQor US, Inc., Term Loan, First Lien	6.148%	4/01/21	B	2,232,321
250	iQor US, Inc., Term Loan, Second Lien	9.898%	4/01/22	CCC+	227,500
990	KAR Auction Services, Inc., Term Loan B3, First Lien	4.500%	3/09/23	BB–	1,002,523

NUVEEN	1

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Commercial Services & Supplies (continued)

$1,741	Monitronics International, Inc., Term Loan B2, First Lien	6.647%	9/30/22	B2	$1,770,090
2,679	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	BB–	2,709,432
1,151	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	5.750%	4/28/21	B–	1,083,516
988	Universal Services of America, Initial Term Loan, First Lien	4.790%	7/28/22	B+	991,049
11,369	Total Commercial Services & Supplies				11,019,087

	Communications Equipment – 2.6% (1.6% of Total Investments)

1,020	Avaya, Inc., DIP Term Loan	8.500%	1/24/18	Baa3	1,049,644
3,163	Avaya, Inc., Term Loan B3, (5)	6.460%	10/26/17	N/R	2,653,262
326	Avaya, Inc., Term Loan B6, (5)	6.667%	3/31/18	N/R	272,648
1,120	Avaya, Inc., Term Loan B7, (DD1), (5)	6.460%	5/29/20	N/R	938,361
794	Colorado Buyer, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	800,864
365	Colorado Buyer, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	B3	366,406
18	CommScope, Inc., Tranche 5, Term Loan B, First Lien	3.493%	12/29/22	Baa3	18,415
966	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	4/24/22	B+	965,719
7,772	Total Communications Equipment				7,065,319

	Consumer Finance – 2.0% (1.2% of Total Investments)

1,399	First Data Corporation, New Dollar Term Loan	3.988%	7/08/22	BB	1,408,468
4,022	First Data Corporation, Term Loan B	3.491%	4/21/24	BB	4,029,262
5,421	Total Consumer Finance				5,437,730

	Containers & Packaging – 0.6% (0.4% of Total Investments)

812	Berry Plastics Holding Corporation, Term Loan I	3.507%	10/01/22	BB	818,168
750	Reynolds Group Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	754,573
1,562	Total Containers & Packaging				1,572,741

	Diversified Consumer Services – 3.5% (2.1% of Total Investments)

3,596	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	B+	3,465,115
2,799	Hilton Hotels Corporation, Term Loan B2	2.991%	10/25/23	BBB–	2,825,436
2,063	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	B+	1,913,718
1,250	Laureate Education, Inc., New Term Loan, (WI/DD)	TBD	TBD	B	1,251,563
9,708	Total Diversified Consumer Services				9,455,832

	Diversified Financial Services – 2.1% (1.3% of Total Investments)

406	Freedom Mortgage Corporation, Initial Term Loan	6.862%	2/23/22	BB–	413,105
949	MJ Acquisition Corp., Term Loan, First Lien	4.061%	6/01/22	B+	955,936
1,995	Veritas US, Inc., Initial Dollar Term Loan B1	6.772%	1/27/23	B+	1,987,730
2,400	WideOpenWest Finance LLC, New Term Loan B	4.554%	8/18/23	B1	2,418,493
5,750	Total Diversified Financial Services				5,775,264

	Diversified Telecommunication Services – 6.6% (3.9% of Total Investments)

746	DTI Holdings, Inc., Term Loan B, First Lien	6.421%	10/02/23	B	735,523
1,808	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.750%	3/31/21	BB	1,753,885
2,494	Greeneden U.S. Holdings II LLC, Term Loan B	5.158%	12/01/23	B2	2,516,362
6,084	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.887%	6/30/19	B1	6,022,263
1,675	Level 3 Financing, Inc., Tranche B, Term Loan	3.241%	2/22/24	BBB–	1,682,535
5,000	Ziggo B.V., Term Loan E	3.494%	4/15/25	BB–	5,008,035
17,807	Total Diversified Telecommunication Services				17,718,603

	Electric Utilities – 1.6% (0.9% of Total Investments)

467	EFS Cogen Holdings LLC, Term Loan B	4.650%	6/28/23	BB	471,279
1,747	Energy Future Intermediate Holding Company, DIP Term Loan	4.304%	6/30/17	BB	1,758,194
1,625	Vistra Operations Co., Term Loan B	3.753%	8/04/23	BB+	1,622,978
371	Vistra Operations Co., Term Loan C	3.743%	8/04/23	Ba2	371,081
4,210	Total Electric Utilities				4,223,532

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Electronic Equipment, Instruments & Components – 1.4% (0.8% of Total Investments)

$1,413	SMART Modular Technologies, Inc., Term Loan	9.250%	8/16/19	B	$1,377,847
1,399	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	1,425,588
969	Zebra Technologies Corporation Refinancing Term Loan B, First Lien	3.600%	10/27/21	BB+	979,725
3,781	Total Electronic Equipment, Instruments & Components				3,783,160

	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

332	Dynamic Energy Services International LLC, Term Loan	14.538%	3/06/18	N/R	129,396
1,615	Drill Rigs Holdings, Inc., Tranche B1, Term Loan, (5)	8.000%	3/31/21	CCC–	1,223,972
1,947	Total Energy Equipment & Services				1,353,368

	Equity Real Estate Investment Trusts – 3.3% (2.0% of Total Investments)

3,143	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.000%	10/24/22	BB–	3,149,957
1,089	MGM Growth Properties, Term Loan B	3.295%	4/25/23	BB+	1,092,403
1,004	Realogy Group LLC, Term Loan B	3.242%	7/20/22	BB+	1,012,205
4,019	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B3	3,632,108
9,255	Total Equity Real Estate Investment Trusts				8,886,673

	Food & Staples Retailing – 6.3% (3.8% of Total Investments)

11,269	Albertson’s LLC, Term Loan B4	3.993%	8/25/21	BB	11,319,616
2,082	Albertson’s LLC, Term Loan B6	4.302%	6/22/23	BB	2,093,690
1,001	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.750%	2/03/24	B–	998,302
1,375	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB–	1,381,016
748	Save-A-Lot, Term Loan B	7.000%	12/02/23	B	747,345
349	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	352,433
16,824	Total Food & Staples Retailing				16,892,402

	Food Products – 4.3% (2.6% of Total Investments)

973	Hearthside Group Holdings LLC, Term Loan B	4.000%	6/02/21	B1	980,402
2,291	Jacobs Douwe Egberts, Term Loan B, (DDI)	3.438%	7/02/22	BB	2,302,692
712	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.500%	3/03/21	BBB–	711,749
499	Pinnacle Foods Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	BB+	502,453
4,881	US Foods, Inc., New Term Loan B	3.743%	6/27/23	BB	4,929,974
2,294	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	2,252,197
11,650	Total Food Products				11,679,467

	Health Care Equipment & Supplies – 2.6% (1.5% of Total Investments)

955	Acelity, Term Loan B	4.397%	2/02/24	B1	957,856
574	Ardent Medical Services, Inc., Term Loan B, First Lien	6.647%	8/04/21	B1	577,174
438	ConvaTec, Inc., Term Loan B	3.493%	10/25/23	BB	444,840
925	Greatbatch, Inc., Term Loan B	4.500%	10/27/22	B	931,864
3,063	Onex Carestream Finance LP, Term Loan, First Lien	5.147%	6/07/19	B+	3,044,902
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.647%	12/09/19	B–	959,877
6,928	Total Health Care Equipment & Supplies				6,916,513

	Health Care Providers & Services – 4.5% (2.7% of Total Investments)

503	Community Health Systems, Inc., Term Loan G	3.798%	12/31/19	BB–	501,746
1,006	Community Health Systems, Inc., Term Loan H	4.048%	1/27/21	BB–	1,001,230
2,261	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.743%	6/24/21	BBB–	2,289,753
998	Envision Healthcare Corporation, Term Loan B, First Lien	4.150%	12/01/23	BB–	1,008,488
766	Healogics, Inc., Term Loan, First Lien	5.320%	7/01/21	B	670,424
1,691	Heartland Dental Care, Inc., Term Loan, First Lien	5.540%	12/21/18	B1	1,696,175
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	493,959
1,932	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	1,046,268
912	MultiPlan, Inc., Term Loan B	4.897%	6/07/23	B+	925,026
192	National Mentor Holdings, Inc., Term Loan B	4.397%	1/31/21	B+	192,414
204	Quorum Health Corp., Term Loan B	7.795%	4/29/22	B2	204,231
1,699	Select Medical Corporation, Tranche B, Term Loan	4.650%	3/06/24	Ba2	1,717,756
440	Vizient, Inc., New Term Loan B	4.545%	2/13/23	B+	439,926
13,104	Total Health Care Providers & Services				12,187,396

NUVEEN	3

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Technology – 1.5% (0.9% of Total Investments)

$1,137	Catalent Pharma Solutions, Inc., Term Loan B	3.750%	5/20/21	BB	$1,151,900
3,000	Emdeon, Inc., Closing Date Term Loan	3.750%	3/01/24	Ba3	3,012,054
4,137	Total Health Care Technology				4,163,954

	Hotels, Restaurants & Leisure – 6.6% (4.0% of Total Investments)

4,009	Burger King Corporation, Term Loan B3	3.309%	2/16/24	Ba3	4,015,827
1,250	Caesars Entertainment Operating Company, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	1,243,229
2,044	CCM Merger, Inc., Term Loan B	4.243%	8/06/21	BB–	2,057,964
1,826	CityCenter Holdings LLC, Term Loan B	3.494%	4/07/24	BB–	1,831,317
1,559	Intrawest Resorts Holdings, Inc., Term Loan B	4.500%	12/09/20	B+	1,571,315
1,474	Life Time Fitness, Inc., Term Loan B	4.000%	6/10/22	BB–	1,478,938
897	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.147%	3/03/24	BB–	897,797
3,064	Scientific Games Corporation, Initial Term Loan B3	4.994%	10/01/21	Ba3	3,112,301
1,735	Station Casino LLC, Term Loan B	3.500%	6/08/23	BB	1,739,318
17,858	Total Hotels, Restaurants & Leisure				17,948,006

	Household Products – 0.5% (0.3% of Total Investments)

995	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.493%	9/07/23	Ba3	998,665
318	Serta Simmons Holdings LLC, Term Loan, First Lien	4.538%	11/08/23	B1	319,273
1,313	Total Household Products				1,317,938

	Independent Power & Renewable Electricity Producers – 0.4% (0.3% of Total Investments)

1,187	Dynegy, Inc., Tranche Term Loan C1	4.250%	2/07/24	BB	1,188,109

	Industrial Conglomerates – 0.9% (0.6% of Total Investments)

1,350	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.917%	11/26/20	B	1,357,389
1,200	Foresight Energy LLC, Term Loan, First Lien	6.750%	3/16/22	B	1,166,626
2,550	Total Industrial Conglomerates				2,524,015

	Insurance – 2.3% (1.4% of Total Investments)

2,299	Alliant Holdings I LLC, Term Loan B	4.417%	8/14/22	B	2,312,628
1,238	AssuredPartners, Inc., Refinancing Term Loan, First Lien	5.250%	10/21/22	B+	1,248,475
2,656	Hub International Holdings, Inc., Initial Term Loan	4.035%	10/02/20	B+	2,676,380
6,193	Total Insurance				6,237,483

	Internet and Direct Marketing Retail – 1.1% (0.6% of Total Investments)

2,869	Travelport LLC, Term C Loan	4.289%	9/02/21	B+	2,894,331

	Internet Software & Services – 2.1% (1.3% of Total Investments)

500	Ancestry.com Inc., Term Loan B, Second Lien	9.270%	10/19/24	CCC+	513,959
990	Ancestry.com Inc., Term Loan, First Lien	4.250%	10/19/23	B1	1,000,829
1,247	Rackspace Hosting, Inc., Term Loan B, First Lien	4.535%	11/03/23	BB+	1,257,136
1,117	Sabre, Inc., New Term Loan B	3.743%	2/16/24	Ba2	1,128,839
1,109	SkillSoft Corporation, Term Loan, Second Lien, (DD1)	9.250%	4/28/22	CCC	832,295
750	TierPoint LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	746,250
250	TierPoint LLC, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	247,500
5,963	Total Internet Software & Services				5,726,808

	IT Services – 2.4% (1.4% of Total Investments)

654	Conduent, Inc., Term Loan B	4.986%	12/07/23	N/R	663,838
1,302	EIG Investors Corp., Term Loan, First Lien	6.532%	11/09/19	B+	1,311,236
663	Engility Corporation, Repriced Term Loan B2	4.750%	8/14/23	BB–	667,287
712	Gartner, Inc., Term Loan A	2.993%	3/16/22	BB+	714,651
500	Gartner, Inc., Term Loan B	2.993%	4/05/24	BB+	503,437
197	Mitchell International, Inc., Initial Term Loan B, First Lien	4.540%	10/13/20	B1	198,547
1,250	Tempo Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	B1	1,253,125
744	WEX, Inc., Term Loan B	4.493%	6/30/23	BB–	753,414
322	Zayo Group LLC, Term Loan B2	3.500%	1/19/24	BB	324,223
6,344	Total IT Services				6,389,758

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Leisure Products – 1.3% (0.8% of Total Investments)

$1,037	24 Hour Fitness Worldwide, Inc., Term Loan B	4.897%	5/28/21	Ba3	$1,033,403
1,274	Academy, Ltd., Term Loan B	5.142%	7/01/22	B2	893,837
1,009	Equinox Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	1,017,997
499	Four Seasons Holdings, Inc., Term Loan B	4.147%	11/30/23	BB	505,162
3,819	Total Leisure Products				3,450,399

	Life Sciences Tools & Services – 0.5% (0.3% of Total Investments)

499	Inventiv Health, Inc., Term Loan B	4.804%	11/09/23	B	502,374
973	Patheon, Inc., New Term Loan, First Lien	4.406%	4/11/24	B	976,268
1,472	Total Life Sciences Tools & Services				1,478,642

	Machinery – 0.9% (0.6% of Total Investments)

848	Gates Global LLC, Initial Dollar Term Loan B1	4.408%	4/01/24	B+	853,908
417	Rexnord LLC, Term Loan B, First Lien	3.889%	8/21/23	BB–	418,744
1,194	Safway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	1,206,935
2,459	Total Machinery				2,479,587

	Marine – 0.2% (0.1% of Total Investments)

713	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B–	650,156

	Media – 13.7% (8.3% of Total Investments)

1,268	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	1,243,576
597	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	572,651
639	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	640,790
985	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	984,684
1,433	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,317,900
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	762,500
3,456	Cequel Communications LLC, Term Loan B	3.161%	7/14/25	BB–	3,456,931
2,970	Charter Communications Operating Holdings LLC, Term Loan I, First Lien	3.243%	1/15/24	BBB–	2,988,563
2,111	Clear Channel Communications, Inc., Term Loan E	8.493%	7/30/19	Caa1	1,813,143
5,555	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	Caa1	4,359,116
1,661	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.897%	6/17/20	BB–	1,673,593
1,287	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	1,142,617
2,250	Clear Channel Communications, Inc., Tranche D, Term Loan	7.743%	1/30/19	Caa1	1,932,188
446	Gray Television, Inc., Term Loan B2	3.483%	2/07/24	BB	450,824
972	IMG Worldwide, Inc., Term Loan, First Lien	4.250%	5/06/21	B+	978,739
800	Lions Gate Entertainment Corporation, Term Loan B	3.982%	12/08/23	Ba2	805,496
833	LSC Communications, Term Loan	7.000%	9/30/22	Ba3	845,833
1,489	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	1,474,421
169	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	Ba3	170,072
1,740	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	BB+	1,754,233
1,474	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.622%	8/14/20	B	1,478,503
3,750	Univision Communications, Inc., Term Loan C5	3.750%	3/15/24	BB–	3,728,564
1,000	Virgin Media Investment Holdings, Limited Term Loan I	3.744%	1/31/25	BB–	1,004,875
992	WMG Acquisition Corporation, Term Loan B, First Lien	3.750%	11/01/23	Ba3	996,801
165	Yell Group PLC, PIK Term Loan B2, First Lien	8.500%	9/07/65	N/R	348,428
177	Yell Group PLC, Term Loan A2, First Lien	8.036%	9/07/21	N/R	182,310
39,219	Total Media				37,107,351

	Metals & Mining – 1.3% (0.8% of Total Investments)

1,349	Fairmount Minerals, Ltd., Term Loan B1, First Lien	4.647%	9/05/19	Caa1	1,318,873
900	Fairmount Minerals, Ltd., Term Loan B2, First Lien	4.647%	9/05/19	B–	886,633
297	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	299,544
1,113	Zekelman Industries, Term Loan B	4.906%	6/14/21	BB–	1,128,035
3,659	Total Metals & Mining				3,633,085

	Multiline Retail – 1.5% (0.9% of Total Investments)

750	Bass Pro Group LLC, Sale Facility, Term Loan, First Lien	5.897%	6/08/18	B+	757,500
861	Bass Pro Group LLC, Term Loan B, First Lien	4.239%	6/05/20	B+	860,117

NUVEEN	5

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Multiline Retail (continued)

$901	Belk, Inc., Term Loan B, First Lien	5.905%	12/12/22	B	$804,911
830	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	844,006
691	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	662,730
4,033	Total Multiline Retail				3,929,264

	Oil, Gas & Consumable Fuels – 3.0% (1.8% of Total Investments)

449	California Resources Corporation, Term Loan A, First Lien	3.781%	9/24/19	B1	436,386
329	Crestwood Holdings LLC, Term Loan B	9.042%	6/19/19	B–	327,998
115	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	63,008
1,664	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	10/01/18	B2	1,628,192
953	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	936,705
493	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	391,672
818	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	744,440
1,735	Harvey Gulf International Marine, Inc., Term Loan B	5.637%	6/18/20	CCC+	1,122,042
1,269	Peabody Energy Corporation, Term Loan B, (DD1)	5.500%	3/31/22	Ba3	1,274,946
1,818	Seadrill Partners LLC, Initial Term Loan	4.147%	2/21/21	CCC+	1,227,063
26	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	23,069
9,669	Total Oil, Gas & Consumable Fuels				8,175,521

	Pharmaceuticals – 2.5% (1.5% of Total Investments)

759	Concordia Healthcare Corporation, Term Loan B, First Lien	5.250%	10/21/21	B2	515,893
3,000	Grifols, Inc., Term Loan B	3.195%	1/31/25	BB	3,013,131
3,247	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.328%	8/18/22	Ba3	3,269,069
81	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.740%	4/01/22	BB–	81,370
7,087	Total Pharmaceuticals				6,879,463

	Professional Services – 0.9% (0.5% of Total Investments)

1,150	Ceridian Corporation, Term Loan B2	4.501%	9/15/20	Ba3	1,148,059
1,278	Nielsen Finance LLC, Term Loan B4	2.990%	10/04/23	BBB–	1,285,124
2,428	Total Professional Services				2,433,183

	Real Estate Management & Development – 0.7% (0.4% of Total Investments)

1,861	Capital Automotive LP, Term Loan, Second Lien	7.000%	3/21/25	B3	1,895,767

	Road & Rail – 0.4% (0.2% of Total Investments)

988	Quality Distribution, Term Loan, First Lien	5.897%	8/18/22	B2	955,406

	Semiconductors & Semiconductor Equipment – 1.9% (1.2% of Total Investments)

629	Cypress Semiconductor Corp, Term Loan B	4.740%	7/05/21	BB	636,800
708	Lumileds, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba3	717,187
993	Micron Technology, Inc., New Term Loan B	3.500%	4/26/22	N/R	1,000,335
1,106	Microsemi Corporation, Term Loan B	3.241%	1/17/23	BB	1,112,253
1,702	On Semiconductor Corp., New Term Loan B	3.243%	3/31/23	Ba1	1,713,267
5,138	Total Semiconductors & Semiconductor Equipment				5,179,842

	Software – 12.2% (7.3% of Total Investments)

1,158	Blackboard, Inc., Term Loan B4	6.158%	6/30/21	B+	1,162,922
2,100	BMC Software, Inc., Initial Term Loan B1, (DD1)	5.000%	9/10/22	B+	2,113,944
622	Computer Sciences Government Services, Term Loan B, First Lien	3.493%	11/30/23	BB+	625,399
2,376	Compuware Corporation, Term Loan B2, First Lien	5.250%	12/15/21	B	2,387,560
602	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	607,172
1,696	Ellucian, Term Loan B, First Lien	4.397%	9/30/22	B	1,696,542
1,485	Informatica Corp., Term Loan B, (DD1)	4.647%	8/05/22	B	1,482,072
4,828	Infor (US), Inc., Term Loan B	3.897%	2/01/22	B1	4,828,239
998	Kronos Incorporated, Term Loan B, First Lien	5.034%	11/01/23	B	1,002,213
645	Micro Focus International PLC, New Term Loan, (WI/DD)	TBD	TBD	BB–	648,116
4,355	Micro Focus International PLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	4,376,884
1,892	Micro Focus International PLC, Term Loan B2	3.672%	11/10/21	BB–	1,901,578
1,842	Misys, New Term Loan, First Lien, (WI/DD)	TBD	TBD	B	1,832,401
1,105	Misys, New Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	1,093,916

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$998	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	$1,006,124
1,233	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.243%	7/08/22	BB+	1,243,039
102	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.243%	7/08/22	BB+	103,229
3,267	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	3,306,138
46	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	45,965
373	Vertafore, Inc., Term Loan, First Lien	4.250%	6/30/23	B	375,024
968	Vertiv Co., New Term Loan B	5.030%	11/30/23	B+	975,233
32,691	Total Software				32,813,710

	Specialty Retail – 1.1% (0.7% of Total Investments)

1,291	Gardner Denver, Inc., Term Loan, (DD1)	4.559%	7/30/20	B	1,292,428
1,471	Petco Animal Supplies, Inc., Term Loan B1	4.172%	1/26/23	B1	1,340,501
410	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.020%	3/11/22	BB–	378,679
3,172	Total Specialty Retail				3,011,608

	Technology Hardware, Storage & Peripherals – 7.9% (4.7% of Total Investments)

7,326	Dell International LLC, New Term Loan B	3.500%	9/07/23	BBB–	7,365,172
3,900	Dell International LLC, Term Loan A2, First Lien	3.250%	9/07/21	BBB–	3,909,750
2,000	Dell International LLC, Term Loan A3, First Lien	3.000%	12/31/18	BBB–	2,005,208
974	Dell Software Group, Term Loan B	7.000%	10/31/22	B1	989,934
6,970	Western Digital, Inc., New Term Loan B, (DD1)	3.743%	4/29/23	BBB–	7,034,523
21,170	Total Technology Hardware, Storage & Peripherals				21,304,587

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,171	Gymboree Corporation, Term Loan	5.000%	2/23/18	Caa3	542,443

	Trading Companies & Distributors – 2.8% (1.7% of Total Investments)

4727	Avolon, Term Loan B2	3.743%	3/21/22	N/R	4,803,828
1,963	HD Supply, Inc., Term Loan B	3.897%	8/13/21	BB	1,978,474
807	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.543%	6/09/21	B–	808,662
7,497	Total Trading Companies & Distributors				7,590,964

	Transportation Infrastructure – 0.4% (0.3% of Total Investments)

66	Ceva Group PLC, Canadian Term Loan	6.672%	3/19/21	B–	57,695
380	Ceva Group PLC, Dutch B.V., Term Loan	6.672%	3/19/21	B–	334,632
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B–	327,130
524	Ceva Group PLC, US Term Loan	6.672%	3/19/21	B–	461,562
1,341	Total Transportation Infrastructure				1,181,019

	Wireless Telecommunication Services – 3.7% (2.2% of Total Investments)

169	Asurion LLC, Term Loan B2	4.243%	7/08/20	BB–	170,086
832	Asurion LLC, Term Loan B4	4.250%	8/04/22	BB–	838,426
593	Asurion LLC, Term Loan B5	4.045%	11/03/23	BB–	597,089
110	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	111,061
5,500	Sprint Corporation, Term Loan, First Lien	3.500%	2/02/24	BB–	5,510,884
1,173	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.172%	4/23/19	B	1,079,892
652	Syniverse Technologies, Inc., Tranche B, Term Loan	4.147%	4/23/19	B	599,912
1,000	UPC Financing Partnership, Term Loan, First Lien	3.744%	4/15/25	BB	1,004,875
10,029	Total Wireless Telecommunication Services				9,912,225
$366,513	Total Variable Rate Senior Loan Interests (cost $362,909,005)				358,567,665

Shares	Description (1)				Value

	COMMON STOCKS – 1.9% (1.1% of Total Investments)

	Banks – 0.9% (0.5% of Total Investments)

30,025	BLB Worldwide Holdings Inc., (6)				$2,341,950

NUVEEN	7

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Shares	Description (1)				Value

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

53,514	Cengage Learning Holdings II LP, (6)				$508,383
1,562,493	Education Management Corporation, (6), (7)				156
	Total Diversified Consumer Services				508,539

	Energy Equipment & Services – 0.6% (0.3% of Total Investments)

39,988	C&J Energy Services Inc., (6)				1,168,049
1,961	Vantage Drill International, (6), (7)				333,370
	Total Energy Equipment & Services				1,501,419

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

38,382	Millennium Health LLC, (6)				42,220

	Media – 0.2% (0.2% of Total Investments)

565,725	Hibu PLC, (6), (8)				1
6,268	Metro-Goldwyn-Mayer, (6), (7)				608,780
14,825	Tribune Media Company, (8)				—
	Total Media				608,781

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

54	Energy and Exploration Partners, Inc., (6), (7)				18,900
27	Southcross Holdings Borrower LP, (6)				12,825
	Total Oil, Gas & Consumable Fuels				31,725
	Total Common Stocks (cost $7,302,251)				5,034,634

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

1,738	Education Management Corporation	7.500%		N/R	$17
	Total $25 Par (or similar) Retail Preferred (cost $4,219)				17

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 18.0% (10.8% of Total Investments)

	Auto Components – 0.3% (0.2% of Total Investments)

$750	Schaeffler Finance BV, 144A	4.250%	5/15/21	Baa3	$766,725

	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)

1,233	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,234,541

	Communications Equipment – 0.2% (0.1% of Total Investments)

115	Avaya Inc., 144A	7.000%	4/01/19	N/R	96,313
2,895	Avaya Inc., 144A	10.500%	3/01/21	N/R	390,825
3,010	Total Communications Equipment				487,138

	Diversified Telecommunication Services – 2.5% (1.5% of Total Investments)

1,680	IntelSat Connect Finance SA, 144A	12.500%	4/01/22	CC	1,478,400
1,965	IntelSat Jackson Holdings	5.500%	8/01/23	Caa2	1,677,619
215	IntelSat Limited	6.750%	6/01/18	CC	195,650
2,924	IntelSat Limited	7.750%	6/01/21	Ca	1,692,265
3,000	IntelSat Limited	8.125%	6/01/23	Ca	1,710,000
9,784	Total Diversified Telecommunication Services				6,753,934

	Equity Real Estate Investment Trusts – 0.3% (0.2% of Total Investments)

750	iStar Inc.	4.000%	11/01/17	B+	751,406

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Equity Real Estate Investment Trusts (continued)

$300	Walter Investment Management Corporation	7.875%	12/15/21	Caa2	$181,500
1,050	Total Equity Real Estate Investment Trusts				932,906

	Health Care Equipment & Supplies – 1.4% (0.8% of Total Investments)

3,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,683,750

	Health Care Providers & Services – 0.8% (0.5% of Total Investments)

1,500	HCA Inc.	6.500%	2/15/20	BBB–	1,646,340
600	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	585,000
2,100	Total Health Care Providers & Services				2,231,340

	Hotels, Restaurants & Leisure – 1.7% (1.0% of Total Investments)

1,500	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	1,605,930
2,650	Scientific Games International Inc.	10.000%	12/01/22	B–	2,870,613
4,150	Total Hotels, Restaurants & Leisure				4,476,543

	Media – 3.9% (2.4% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	103,395
1,417	Dish DBS Corporation	5.125%	5/01/20	Ba3	1,480,765
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,048,750
2,872	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	2,369,400
7,348	iHeartCommunications, Inc., PIK	14.000%	2/01/21	Ca	2,130,829
3,050	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	2,318,000
1,524	iHeartCommunications, Inc., 144A	11.250%	3/01/21	Caa1	1,169,670
17,311	Total Media				10,620,809

	Oil, Gas & Consumable Fuels – 1.5% (0.9% of Total Investments)

1,240	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	954,800
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	317,000
700	Denbury Resources Inc.	5.500%	5/01/22	CCC+	521,500
400	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	379,000
1,800	FTS International Inc., 144A	8.463%	6/15/20	B	1,818,000
4,540	Total Oil, Gas & Consumable Fuels				3,990,300

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

300	Concordia Healthcare Corporation, 144A	7.000%	4/15/23	CCC	48,000

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

761	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	844,710

	Software – 1.7% (1.0% of Total Investments)

2,330	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	2,369,330
700	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	699,566
1,475	Infor Us Inc., 144A	5.750%	8/15/20	BB	1,539,531
4,505	Total Software				4,608,427

	Technology Hardware, Storage & Peripherals – 1.0% (0.6% of Total Investments)

1,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.875%	6/15/21	BB+	1,060,000
1,475	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	1,615,125
2,475	Total Technology Hardware, Storage & Peripherals				2,675,125

	Wireless Telecommunication Services – 1.9% (1.1% of Total Investments)

1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	1,073,750
850	Sprint Communications Inc.	7.000%	8/15/20	B+	921,188
500	Sprint Corporation	7.875%	9/15/23	B+	561,250
2,000	Sprint Corporation	7.125%	6/15/24	B+	2,175,000
400	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	397,000

NUVEEN	9

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Wireless Telecommunication Services (continued)

$75	T-Mobile USA Inc.	6.836%	4/28/23	BB	$80,438
4,825	Total Wireless Telecommunication Services				5,208,626
$60,294	Total Corporate Bonds (cost $54,030,081)				48,562,874
	Total Long-Term Investments (cost $424,245,556)				412,165,190

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 13.6% (8.2% of Total Investments)

	REPURCHASE AGREEMENTS – 13.6% (8.2% of Total Investments)

$36,680	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/17, repurchase price $36,680,341, collateralized by $34,485,000 U.S. Treasury Notes, 0.125%, due 1/15/22, value $37,416,259	0.090%	5/01/17		$36,680,066
	Total Short-Term Investments (cost $36,680,066)				36,680,066
	Total Investments (cost $460,925,622) – 166.2%				448,845,256
	Borrowings – (42.2)% (9), (10)				(114,000,000)
	Term Preferred Shares, at Liquidation Preference – (15.9)% (11)				(43,000,000)
	Other Assets Less Liabilities – (8.1)% (12)				(21,726,641)
	Net Assets Applicable to Common Shares – 100%				$270,118,615

Investments in Derivatives as of April 30, 2017

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$43,000,000	Pay	1-Month USD-LIBOR-ICE	2.000	% (13)	Monthly	11/01/21	(14)	$(652,928)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$358,567,665	$—	$358,567,665
Common Stocks	4,073,427	961,206	1	5,034,634
$25 Par (or similar) Retail Preferred	—	17	—	17
Corporate Bonds	—	48,562,874	—	48,562,874

Short-Term Investments:
Repurchase Agreements	—	36,680,066	—	36,680,066

Investment in Derivatives:
Interest Rate Swaps*	—	(652,928)	—	(652,928)
Total	$4,073,427	$444,118,900	$1	$448,192,328
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $461,125,522.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$11,307,549
Depreciation	(23,587,815)
Net unrealized appreciation (depreciation) of investments	$(12,280,266)

NUVEEN	11

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Borrowings as a percentage of Total Investments is 25.4%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 9.6%.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(13)	Effective November 1, 2019, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(14)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

12	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Senior Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017